Note 3 - Significant Accounting Judgements and Estimates (Details Textual) $ in Thousands	12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Statement Line Items [Line Items]
Total provisions	$ 1,161	$ 2,967	$ 3,066
Provision used, other provisions	1,614	3,880
Total intangible assets other than goodwill	21,812	21,655	7,930
Deferred tax assets for unused tax losses	4,100	1,900	800
Disposal groups classified as held for sale [member]
Statement Line Items [Line Items]
Contingent consideration asset, fair value	$ 4,500
Contingent consideration, fair value, multiple to year one forecast EBITDA	4.5
Discontinued operation, forecast EBITDA amount	$ 2,700
Contingent consideration, fair value, discount on EBITDA	10.00%
Capitalised development expenditure [member]
Statement Line Items [Line Items]
Total intangible assets other than goodwill	$ 3,793	495	$ 0
Litigation provision [member]
Statement Line Items [Line Items]
Total provisions	0	500
Provision used, other provisions	$ 385	$ 2,661